UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DiMaio Ahmad Capital LLC
Address: 245 Park Avenue

         New York, NY  10167

13F File Number:  28-12959

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jim Gange
Title:     Director
Phone:     212-328-7950

Signature, Place, and Date of Signing:

     /s/ Jim Gange     New York, NY/USA     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $351,897 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    COM              060505104      875    25000 SH  PUT  SOLE                    25000        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1750    50000 SH  PUT  SOLE                    50000        0        0
CAPITAL ONE FINL CORP          COM              14040H105    39882   782000 SH  PUT  SOLE                   782000        0        0
CATERPILLAR INC DEL            COM              149123101    28906   485000 SH  PUT  SOLE                   485000        0        0
CATERPILLAR INC DEL            COM              149123101     8940   150000 SH  CALL SOLE                   150000        0        0
CONTINENTAL AIRLS INC          CL B             210795308     8340   500000 SH  PUT  SOLE                   500000        0        0
CONTINENTAL AIRLS INC          CL B             210795308     8340   500000 SH  PUT  SOLE                   500000        0        0
FASTENAL CO                    COM              311900104     9878   200000 SH  PUT  SOLE                   200000        0        0
GRACE W R & CO DEL NEW         COM              38388F108     4953   328000 SH       SOLE                   328000        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308       24      630 SH  CALL SOLE                      630        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308    40569     1065 SH       SOLE                     1065        0        0
LENNAR CORP                    CL A             526057104     3798   250000 SH  CALL SOLE                   250000        0        0
MASCO CORP                     COM              574599106     9867   550000 SH  CALL SOLE                   550000        0        0
MASCO CORP                     COM              574599106     1794   100000 SH  CALL SOLE                   100000        0        0
METROPCS COMMUNICATIONS INC    COM              591708102    13188      943 SH       SOLE                      943        0        0
NAVIOS MARITIME ACQUIS CORP    SHS              Y62159101    10987     1250 SH       SOLE                     1250        0        0
PGT INC                        COM              69336V101      827      273 SH       SOLE                      273        0        0
PROSHARES TR                   ULTRASHRT FINL   74347R628     5050       50 SH       SOLE                       50        0        0
RETAIL HOLDRS TR               DEP RCPT         76127U101     4507    50000 SH  PUT  SOLE                    50000        0        0
RETAIL HOLDRS TR               DEP RCPT         76127U101    40563   450000 SH  PUT  SOLE                   450000        0        0
SPDR TR                        UNIT SER 1       78462F103     4640    40000 SH  PUT  SOLE                    40000        0        0
SPDR TR                        UNIT SER 1       78462F103     5800    50000 SH  PUT  SOLE                    50000        0        0
SPDR TR                        UNIT SER 1       78462F103     2900    25000 SH  PUT  SOLE                    25000        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100     4270      700 SH       SOLE                      700        0        0
SUNTRUST BKS INC               COM              867914103    22495   500000 SH  PUT  SOLE                   500000        0        0
TOLL BROTHERS INC              COM              889478103    10092   400000 SH  PUT  SOLE                   400000        0        0
VANTAGE DRILLING COMPANY       ORD SHS          G93205113     4082     1365 SH       SOLE                     1365        0        0
W & T OFFSHORE INC             COM              92922P106    54580  2000000 SH  PUT  SOLE                  2000000        0        0